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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code:  (248) 353-0790

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

 Page

President’s Letter

3

Management’s Discussion of Fund Performance

4

Additional Information

6

Portfolio of Investments in Securities (unaudited)

7

Statement of Assets and Liabilities (unaudited)

11

Statement of Operations (unaudited)

12

Statements of Changes in Net Assets (unaudited)

13

Financial Highlights (unaudited)

14

Notes to Financial Statements (unaudited)

15

Signatures

21

EX-99.302CERT

EX-99.906CERT

Item 1.  Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan  48034

(248) 353-0790

May 23, 2019

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2019.  Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2018 annual meeting and the Fund’s Privacy Policy.

In November 2018, the Board of Directors declared quarterly dividends totaling $61.66 per share for the year ending September 30, 2019.  Regular dividends of $15.62 per share have been paid during the six months ended March 31, 2019.  In addition, a regular dividend of $15.42 per share was paid on May 1, 2019.  The dividend amount is subject to review and possible revision in September 2019 taking into account the actual net investment income for the year.  Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2019

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.  Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $378,536 or $30.55 per share compared with $405,196 or $32.70 per share last year.  Interest income continued to decline as bonds purchased provide less income than those they replaced.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value.  The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets.  The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates.  When market rates increase, the value of the bond portfolio decreases.  When market rates decrease, the value of the bond portfolio increases.  Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates decreased and remain less than the rates for the bonds being replaced.

The net asset value of the Fund was $25,743,017 or $2,077.73 per share at March 31, 2019, an increase of $948,646 or $76.57 per share from September 30, 2018.  This change was the result of an increase in undistributed income of $185,004 and an increase in unrealized appreciation of investments of $763,642.

The weighted average maturity was 17.4 years, a slight increase from the prior year-end weighted average maturity of 17.3 years.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance - continued

For the Six Months Ended March 31, 2019

Asset Allocation

The bond portfolio is allocated by state as follows:

Other

During the period, three bonds were called or matured for total proceeds of $665,000.  Cash from these dispositions was reinvested in bonds to mature in 19 to 25 years.  Portfolio turnover was 2.7%.

KEYCO BOND FUND, INC.

Additional Information

March 31, 2019

RESULTS OF MEETINGS OF SHAREHOLDERS

The annual meeting of shareholders was held on Thursday, December 13, 2018.  The results of the votes taken on the proposals before the shareholders are reported below.  Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors
			Number of Shares
	Nominee		For	Withheld Authority

	Mark E. Schlussel		12,370	0
	Steve Milgrom		12,370	0
	Thomas E. Purther		12,370	0
	Ellen T. Horing		12,370	0
	Michael Pullman		12,370	0

Item 2.	Ratify the selection of registered independent accountants

	Ratify the selection of Sanville & Company as the Fund’s registered independent public accountants for the year ending September 30, 2019
			Number of Shares

		For	12,370
		Against	0
		Abstain	0

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available on the SEC’s web site at http://www.sec.gov.  For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI  48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities.  The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

March 31, 2019 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 97.2%	Amount	Value

Michigan - 37.0%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF
enhanced)	$ 400,000	$ 408,368
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	523,930
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	579,425
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	415,864
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025
(Q-SBLF enhanced)	500,000	515,100
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	572,430
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	293,510
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	543,800
Michigan Municipal Bond Authority, Revenue, Clean Water, State
Revolving Fund, 5%, October 1, 2022	45,000	45,116
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	281,485
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	374,024
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	262,493
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	371,884
Michigan State Housing Development Authority, Rental Housing Revenue,
Series A-2, 4.5%, October 1, 2036	500,000	516,930
Michigan State Housing Development Authority, Rental Housing Revenue,
Series A, 4.625%, October 1, 2039	500,000	521,410
Michigan State University, General Revenue, Stepped Coupon, 3%,
August 15, 2045	500,000	499,230
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	422,448
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	835,760
University of Michigan, Revenue, 4%, April 1, 2043	250,000	268,130
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037
(Q-SBLF enhanced)	485,000	542,637
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	287,875
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	429,484
		9,511,333
Arizona - 3.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038	250,000	277,060
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	262,938
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	373,614
		913,612

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2019 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 97.2%	Amount	Value

Arkansas - 1.3%
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	$ 335,000	$ 337,620

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018
Series B, 4%, June 1, 2044	200,000	215,788

Georgia - 3.2%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	311,247
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	506,640
		817,887
Hawaii - 3.2%
Honolulu, Hawaii, City and County Wastewater System Revenue,
Series A, 5%, July 1, 2041 (Pre-refunded)	250,000	269,317
Hawaii State, Series FG, 4%, October 1, 2036	500,000	540,175
		809,492
Illinois - 2.9%
Illinois Finance Authority, 4%, October 1, 2033	250,000	259,930
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	493,468
		753,398
Indiana - 3.8%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%,
January 15, 2038	455,000	494,576
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030	350,000	358,641
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	130,000	133,395
		986,612
Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%,
November 15, 2038	250,000	257,485

Massachusetts - 0.1%
Massachusetts State Housing Finance Agency, 3.35%, December 1, 2028	25,000	25,286

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	259,243

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement,
Series 2018, 4%, December 1, 2038	250,000	268,713

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	936,985

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2019 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 97.2%	Amount	Value

New Jersey - 1.7%
New Jersey State Educational Facilities Authority, Revenue, 7.5%, December 1,
2032 (Pre-refunded)	$ 420,000	$ 424,095

New York - 9.0%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2035	275,000	297,756
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2037	250,000	268,813
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2041	335,000	356,869
New York, New York City, Transitional Finance Authority, Building Aid,
Revenue, 4%, July 15, 2040	250,000	264,695
New York, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	80,819
New York State Dormitory Authority, State Personal Income Tax Revenue,
Series 2018A, 4%, March 15, 2043	300,000	322,473
New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water, 4%, June 15, 2046	500,000	532,280
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	203,804
		2,327,509
North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B,
Housing Finance Program, 3.05%, January 1, 2025	100,000	104,257

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	362,619

Pennsylvania - 5.2%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	585,057
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	535,450
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	213,624
		1,334,131
South Dakota - 2.0%
South Dakota Housing Development Authority, Homeownership Mortgage,
2018 Series A, 3.8%, November 1, 2038	500,000	515,655

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2019 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 97.2%	Amount	Value

Texas - 6.9%
Texas A & M University, Revenue Financing System, Series B, 4.75%,
May 15, 2032 (Pre-refunded)	$ 400,000	$ 414,280
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	270,217
Crosby, Texas, Independent School District, 5%, February 15, 2043
(Texas Permanent School Fund guarantee)	250,000	277,697
Prosper, Texas, 4%, February 15, 2035	265,000	283,873
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	351,992
Waco, Texas, 3.125%, February 1, 2036	180,000	180,335
		1,778,394
Utah - 1.6%
Utah State Building Authority, Lease Revenue, State Facilities Master
Lease, 5%, May 15, 2030 (Pre-refunded)	400,000	401,664

Virginia - 2.1%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043	250,000	276,185
Virginia College, Building Authority, Series B, 4%, February 1, 2028
(Pre-refunded)	250,000	267,325
		543,510
Washington - 2.4%
University of Washington, Revenue, 4.5%, April 1, 2035	330,000	345,206
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041	250,000	266,583
		611,789
Wisconsin - 2.0%
Wisconsin Housing and Economic Development Authority, Housing Ownership
Revenue, 2018 Series D, 3.55%, September 1, 2033	500,000	515,460

Total long-term state and municipal obligations
(Cost $24,228,552) - 97.2%		25,012,537

Money Market Fund - 1.5%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 2.17%*
(Cost $386,035)	386,035	386,035

Total investments (Cost $24,614,587) - 98.7%		25,398,572

Other assets less liabilities, net - 1.3%		344,445

Net assets (100%)		$25,743,017
* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2019 (unaudited)

Assets
Investments in securities, at fair value (cost $24,614,587)		$ 25,398,572
Cash		27,276
Interest receivable		325,897
Other		450
	Total assets	25,752,195

Liabilities
Accrued expenses		3,488
Capital shares redeemed		5,690
	Total liabilities	9,178
Net Assets		$ 25,743,017

Net Assets consist of:
Paid-in capital		$ 24,778,288
Total distributable earnings		964,729
Net Assets		$ 25,743,017

Capital stock shares issued and outstanding
($2.04 par value, 29,411 shares authorized)		12,390

Net Asset Value per share		$ 2,077.73

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2019 (unaudited)

Interest income		$ 439,251

Expenses
Administration fees (Note 5)	$ 25,000
Professional fees	23,095
Custodial fee	6,757
Directors' fees	4,500
Insurance	450
Miscellaneous	913
Total expenses		60,715
Net investment income		378,536

Realized and unrealized gain on investments
Realized gain on investments		0
Net change in unrealized appreciation of investments		763,642
Net realized and unrealized gain on investments		763,642

Net increase in net assets resulting from operations		$ 1,142,178

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2019	Sept. 30,
	(unaudited)	2018

Increase (decrease) in net assets from operations
Net investment income	$ 378,536	$ 808,215
Net realized gain on investments	0	24,194
Changes in unrealized appreciation (depreciation) of investments	763,642	(716,391)
Net increase in net assets resulting from operations	1,142,178	116,018

Distributions to shareholders
From net investment income	(193,532)	(807,580)

Total increase (decrease) in net assets	948,646	(691,562)

Net Assets
Beginning of year	24,794,371	25,485,933
End of period	$25,743,017	$24,794,371

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months Ended 3/31/2019 (unaudited)		Years Ended September 30
			2018	2017	2016		2015 (d)	2014 (d)

Per share operating performance

Net asset value, beginning of period	$ 2,001.16		$2,056.98	$2,107.34	$2,083.61		$2,098.45	$2,031.10

Net investment income	30.55		65.23	66.20	48.85	(e)	69.14	72.19

Net realized and unrealized gain (loss) on investments	61.64		(55.87)	(50.39)	40.28		(14.92)	66.65
Total from investment operations	92.19		9.36	15.81	89.13		54.22	138.84

Less distributions from
Net investment income	(15.62)		(65.18)	(66.17)	(65.40)		(69.06)	(71.40)
Net realized gain on investments	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.09)
Total distributions	(15.62)		(65.18)	(66.17)	(65.40)		(69.06)	(71.49)

Net asset value, end of period	$ 2,077.73		$2,001.16	$2,056.98	$2,107.34		$2,083.61	$2,098.45

Total return per share net asset value (a)	4.6%		0.5%	0.8%	4.3%		2.6%	6.8%

Ratios and supplemental data

Net assets, end of period (in 000s)	$ 25,743		$ 24,794	$ 25,486	$ 26,110		$ 25,816	$ 26,071

Ratio of net investment income to average net assets	3.0%	(b)	3.2%	3.2%	2.3%	(e)	3.3%	3.5%
Ratio of expenses to average net assets	0.5%	(b)	0.4%	0.5%	0.4%		0.5%	0.4%
Portfolio turnover rate	2.7%	(c)	20.3%	19.2%	10.4%		13.7%	12.9%

(a)   Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

(b)  Annualized.

(c)  Not annualized.

(d)  On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split.  Net asset value and per share information through May 4, 2015 have been updated to reflect the effect of the split.  Shareholders received one share for every 102 shares owned and the net asset value per share increased accordingly.

(e)  For fiscal year 2016, the Fund reported changes in accounting methods which impacted the timing of revenue recognition resulting in a net reduction of tax-exempt income of $288,568 as of October 1, 2015.  The changes also reduced the cost of securities in the portfolio and increased the net realized appreciation by a like amount.  The Fund has obtained IRS approval for these changes.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

March 31, 2019 (unaudited)

1.

Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.  The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979.  Management intends to distribute to the shareholders substantially all earnings from that date.  The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

•

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

•

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2019 (unaudited)

2.

Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows.  The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability.  To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations**	$ -	$ 25,012,537	$ -	$ 25,012,537
Money market fund	386,035	-	-	386,035
Total	$ 386,035	$ 25,012,537	$ -	$ 25,398,572

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2019.  It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

**

Refer to Portfolio of Investments in Securities for breakdown of municipal bonds held by the Fund.

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders.  Therefore, no federal income tax provision is recorded.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2019 (unaudited)

2.

Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.  The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  The unrealized appreciation (depreciation) as of March 31, 2019 was as follows:

Gross unrealized appreciation	$ 789,257
Gross unrealized depreciation	(5,272)
Net unrealized appreciation	$ 783,985

The Fund’s accumulated long-term capital loss carryforward of $33,280 at September 30, 2018 qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized in future years.  The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The Fund’s management has reviewed all open tax years for federal tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  There are no unrecognized tax benefits in the financial statements for March 31, 2019.  The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing.  The Fund has not been subject to interest and/or penalties on its tax return filings.

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date.  Cost of securities sold is determined by specific identification.  Distributions to shareholders are recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the constant yield method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.

Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $780,019 and $665,000, respectively, for the six months ended March 31, 2019.

4.

Portfolio Management

The Fund does not retain the services of an investment advisor or a third-party portfolio manager.  The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2019 (unaudited)

5.

Related Party Transactions

Administration fees incurred include $25,000 for accounting, administrative and general office support services provided by an entity owned by an officer of the Fund.  The agreement is reviewed and renewed annually by the Fund’s Directors.

6.

Risks and Uncertainties

The Fund invests in municipal bonds.  Municipal bonds are exposed to various risks such as interest rate, market and credit risks.  Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities.  The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

7.

Capital Share Transactions

There were no transactions in capital stock for the year ended September 30, 2018 and the six-month period ended March 31, 2019.

8.

Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.

New Accounting Guidance

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update Fair Value Measurement (Topic 820):  Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”).  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements.  The changes affect all companies that are required to include fair value measurement disclosures.  In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019.  An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  The Fund has early adopted the updated accounting standards in its financial statements.

10.

Subsequent Events

On May 1, 2019, the Fund paid shareholders of record on April 24, 2019, a net investment income distribution of $191,053.80, equivalent to $15.42 per share.

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Item 2.  Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.  Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11.  Controls and Procedures.

(a)

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)

Not applicable.

(a)(2)

Not applicable.

(a)(3)

Not applicable.

(a)(4)

Not applicable.

(b)

Not applicable.

Item 13.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)

Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:   /s/ Joel D. Tauber___________________

        Joel D. Tauber, President

Date:  May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Joel D. Tauber __________________

        Joel D. Tauber, President

By:  /s/ Ellen T. Horing__________________

        Ellen T. Horing, Treasurer

Date:  May 23, 2019

EXHIBIT INDEX

Exhibit No.

Description

EX.99.302CERT (a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.